Consolidated cash flow statements (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Statement of cash flows [abstract]
Proceeds from employee contribution	£ 0.0	£ 0.0	£ 1.3	£ 0.9